Cover	Jun. 17, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2020
Entity File Number	1-9052
Entity Registrant Name	DPL Inc.
Entity Central Index Key	0000787250
Entity Tax Identification Number	31-1163136
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	1065 Woodman Drive
Entity Address, City or Town	Dayton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45432
City Area Code	937
Local Phone Number	259-7215
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Entity File Number	1-2385
Entity Registrant Name	THE DAYTON POWER AND LIGHT COMPANY
Entity Central Index Key	0000027430
Entity Tax Identification Number	31-0258470
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	1065 Woodman Drive
Entity Address, City or Town	Dayton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45432
City Area Code	937
Local Phone Number	259-7215
Entity Emerging Growth Company	false